Sentinel Small Company Fund
Sentinel Small Company Fund
Investment Objective
The Fund seeks growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled “Share Classes” on page [92] of the Fund’s prospectus and “How to Purchase Shares and Reduce Sales Charges” on page [52] of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sentinel Small Company Fund	Class A		Class C	CLASS I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%		none	none	none
Maximum Deferred Sales Charge (Load)(as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	2.00%		2.00%	2.00%	2.00%
[1]	You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within twelve months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sentinel Small Company Fund		Class A	Class C	CLASS I	Class R6
Management Fee		0.63%	0.63%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	none	none
Other Expenses		0.28%	0.30%	0.18%	0.28%	[1]
Total Annual Fund Operating Expenses		1.21%	1.93%	0.81%	0.91%
Fee Waiver and/or Expense Reimbursement	[2]				(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.21%	1.93%	0.81%	0.73%
[1]	Other Expenses for Class R6 shares are based on the actual expenses of Class I shares.
[2]	The Fund's investment advisor has contractually agreed, effective December 23, 2014, to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class R6 shares, on an annualized basis, to 0.73% of average daily net assets attributable to Class R6 shares through March 31, 2016. This agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Sentinel Small Company Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	617	865	1,132	1,893
Class C	296	606	1,042	2,254
CLASS I	83	259	450	1,002
Class R6	93	290	504	1,120

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Sentinel Small Company Fund Class C	196	606	1,042	2,254

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in small-capitalization companies. For this purpose, small capitalization companies are companies that have, at the time of purchase, market capitalizations of less than $4 billion. The Fund seeks to invest primarily in common stocks of small companies that Sentinel believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued. The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Up to 25% of the Fund’s assets may be invested in securities within a single industry. The Fund attempts to be well-balanced across major economic sectors. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

The Fund would typically sell a security if the portfolio managers believe it is overvalued, if the original investment premise is no longer true, if the market cap exceeds a specified threshold, if the holding size exceeds the portfolio managers’ company or sector weighting guidelines and/or to take advantage of a more attractive investment opportunity. The Fund may also sell a partial position in a security in order to manage the size of the position. A security may also be sold to meet redemptions.

Principal Investment Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following is a summary description of the principal risks of investing in the Fund:

•                  General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political and/or social instability in a particular foreign country or region.

•                  Investment Style Risk. The Fund’s growth style of investing may be out of favor at any particular time. The stocks of growth companies may be more sensitive to investor perceptions about company earnings than other stocks and may be more volatile than the market in general.

•                  Illiquid Securities Risk.  Securities held by the Fund that are not deemed to be illiquid at the time of purchase may become illiquid.  The Fund will not be able to readily resell illiquid securities.  The inability to sell these securities at the most opportune time may negatively affect the Fund’s net asset value.

•                  Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

•                  Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

•                  Stocks of Smaller Companies Risk. The stocks of small- and/or mid-capitalization companies in which the Fund invests typically involve more risk than the stocks of larger companies. These smaller companies may have more limited financial resources and product lines, and may have less seasoned managers. In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The bar chart shows changes in the Fund’s performance for Class A shares for each calendar year over a ten-year period. Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown. However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.sentinelinvestments.com.

Class I share performance prior to May 4, 2007 (the inception date for the Class I shares) is based on the Fund’s Class A share performance, restated to reflect that Class I shares are offered without a sales charge.  Performance of the Class R6 shares prior to December 23, 2014 (the inception date for the Class R6 shares) is based on the Fund’s Class A share performance, restated to reflect that Class R6 shares are offered without a sales charge.

Inception: 1993

Annual Total Return for Class A Shares (%) as of December 31

During the ten-year period shown in the above bar chart, the highest return for a quarter was 15.93% (quarter ended September 30, 2009) and the lowest return for a quarter was -24.08% (quarter ended December 31, 2008).

Average Annual Total Return (%) For the periods ended December 31, 2013
Average Annual Returns Sentinel Small Company Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A		27.96%	18.01%	9.26%
Class C		32.60%	18.33%	8.95%
CLASS I		35.19%	19.73%	10.12%
Class R6		34.73%	19.23%	9.82%
After Taxes on Distributions Class A		21.78%	15.78%	7.54%
After Taxes on Distributions and Sale of Fund Shares Class A	[1]	20.60%	14.83%	7.59%
Russell 2000® Index (Reflects no deduction for fees, expenses or taxes)		38.82%	20.08%	9.07%
Standard & Poor’s SmallCap 600 Index (Reflects no deduction for fees, expenses or taxes)	[2]	41.31%	21.37%	10.65%
[1]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.
[2]	Effective March 30, 2014, the Fund discontinued the use of a secondary benchmark index (the Standard & Poor's SmallCap 600 Index) for performance comparison purposes because Fund management believes that the Russell 2000 Index is an appropriate broad-based securities market index and that no secondary market index is needed.

After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.